Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,925,015,422	$ 4,109,867,412
Less: Allowance for ECL	(123,354,597)	(116,827,575)
Loans and receivables	$ 5,801,660,825	$ 3,993,039,837	[1]
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,525,810,240	$ 955,501,068
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,399,205,182	$ 3,154,366,344
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,737,235,478	$ 3,958,852,318
Percentage of maximum exposure to credit risk	96.83%	96.32%
Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,508,428,997	$ 901,528,485
Percentage of credit quality of loans	98.86%	94.35%
Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,228,806,481	$ 3,057,323,833
Percentage of credit quality of loans	96.13%	96.93%
Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,081,502,616	$ 3,646,015,294
Percentage of maximum exposure to credit risk	85.76%	88.70%
Performing [member] | High grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,490,342,850	$ 816,968,599
Percentage of credit quality of loans	97.68%	85.50%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,591,159,766	$ 2,829,046,695
Percentage of credit quality of loans	81.63%	89.69%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 358,973,880	$ 186,005,085
Percentage of maximum exposure to credit risk	6.06%	4.53%
Performing [member] | Standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,502,775	$ 44,699,905
Percentage of credit quality of loans	0.49%	4.68%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 351,471,105	$ 141,305,180
Percentage of credit quality of loans	7.99%	4.48%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,583,372	$ 39,859,981
Percentage of credit quality of loans	0.69%	4.17%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 286,175,610	$ 86,971,958
Percentage of credit quality of loans	6.51%	2.76%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 121,154,735	$ 107,476,767
Percentage of maximum exposure to credit risk	2.05%	2.62%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 38,587,859
Percentage of credit quality of loans		4.04%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 121,154,735	$ 68,888,908
Percentage of credit quality of loans	2.75%	2.18%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Non-performing (Impaired) [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 66,625,209	$ 43,538,327
Percentage of maximum exposure to credit risk	1.12%	1.06%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,381,243	$ 15,384,724
Percentage of credit quality of loans	1.14%	1.61%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 49,243,966	$ 28,153,603
Percentage of credit quality of loans	1.12%	0.89%
Range PD	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,686,973,252	$ 3,872,255,521
Percentage of maximum exposure to credit risk	95.98%	94.22%
Impairments Stage 1 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,493,279,244	$ 886,073,325
Percentage of maximum exposure to credit risk	97.87%	92.73%
Impairments Stage 1 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,193,694,008	$ 2,986,182,196
Percentage of maximum exposure to credit risk	95.33%	94.67%
Impairments Stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,629,903,605	$ 3,851,436,730
Impairments Stage 1 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,493,279,244	886,073,325
Impairments Stage 1 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,136,624,361	2,965,363,405
Impairments Stage 1 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,054,424,112	3,607,639,957
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,478,244,781	807,664,086
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,576,179,331	2,799,975,871
Impairments Stage 1 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	334,245,264	161,840,600
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,451,091	44,696,723
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	329,794,173	117,143,877
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,583,372	33,712,516
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	230,650,857	48,243,657
Impairments Stage 1 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	57,069,647	20,818,791
Impairments Stage 1 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	57,069,647	20,818,791
Impairments Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 171,416,961	$ 194,073,564
Percentage of maximum exposure to credit risk	2.90%	4.72%
Impairments Stage 2 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 15,149,753	$ 54,043,019
Percentage of maximum exposure to credit risk	0.99%	5.66%
Impairments Stage 2 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 156,267,208	$ 140,030,545
Percentage of maximum exposure to credit risk	3.55%	4.44%
Impairments Stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 107,331,873	$ 107,415,588
Impairments Stage 2 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15,149,753	15,455,160
Impairments Stage 2 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	92,182,120	91,960,428
Impairments Stage 2 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,078,504	38,375,337
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,098,069	9,304,513
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,980,435	29,070,824
Impairments Stage 2 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,728,616	24,164,485
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,051,684	3,182
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,676,932	24,161,303
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		6,147,465
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	55,524,753	38,728,301
Impairments Stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	64,085,088	86,657,976
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		38,587,859
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	64,085,088	48,070,117
Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 66,625,209	$ 43,538,327
Percentage of maximum exposure to credit risk	1.12%	1.06%
Impairments Stage 3 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,381,243	$ 15,384,724
Percentage of maximum exposure to credit risk	1.14%	1.61%
Impairments Stage 3 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 49,243,966	$ 28,153,603
Percentage of maximum exposure to credit risk	1.12%	0.89%
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 66,625,209	$ 43,538,327
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,381,243	15,384,724
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 49,243,966	$ 28,153,603

[1]	See Note 3.